Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxes on Income [Line Items]
Federal tax rate	5.00%	0.00%
Effective tax rate		0.60%	1.40%
Israel Tax Authority [Member]
Taxes on Income [Line Items]
Federal tax rate	23.00%
Net operating losses (in Dollars)	$ 41,722
Capital losses carryforward (in Dollars)	$ 451
Beamr Inc [Member]
Taxes on Income [Line Items]
Federal tax rate	21.00%